Summary of Norwegian Kroner (NOK) Denominated Borrowings Outstanding (Parenthetical) (Detail) - Troms Offshore Supply AS	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
January 2014 notes
Debt [Line Items]
Debt Instrument Maturity Period	January 2014
January 2014 notes | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period		January 2014
May 2012 notes
Debt [Line Items]
Debt Instrument Maturity Period	May 2012
May 2012 notes | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period		May 2012